SCHEDULE OF ACCOUNTS PAYABLES ACCRUALS AND OTHER PAYABLE (Details) - USD ($)	May 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Payables and Accruals [Abstract]
Accounts payable	$ 136,229	$ 154,854	$ 40,939
Accruals	145,833	113,046	129,949
Other payables	164,411	95,831	27,487
Total	$ 446,473	$ 363,731	$ 198,375